As filed with the SEC on August 30, 2004.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21210

ALPINE INCOME TRUST
(Exact name of registrant as specified in charter)

615 EAST MICHIGAN STREET 3RD FLOOR
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

SAMUEL A. LIEBER
ALPINE MANAGEMENT & RESEARCH, LLC
2500 WESTCHESTER AVENUE, SUITE 215
PURCHASE, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Alpine Income Trust

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpine Income Trust

By (Signature and Title)* /s/ Sheldon R. Flamm, Treasurer

Date :  8/24/04

* Print the name and title of each signing officer under his or her signature.